Income tax - Non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Brazil
Income tax
Non-Capital Losses	$ 21,153
Percentage of taxable income can be applied for loss carry forward in year	30.00%
Canada
Income tax
Non-Capital Losses	$ 15,338